Basis of Presentation and Summary of Significant Accounting Policies (Supplemental Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2012	Dec. 18, 2013	Dec. 18, 2013
Supplemental Cash Flow Information
Interest paid, net of amounts capitalized			$ 74.2	$ 75.5	$ 94.4
Income taxes paid (refunded)			22.9	(34.5)	18.7
Leased equipment purchased through term loan (see Note 16)	1,608.0		1,393.3	1,325.0
Acquisitions of businesses (see Note 3):
Fair value of assets acquired, net of cash			389.9	8.7	68.0
Liabilities assumed			(74.1)	(2.1)	(15.5)
Goodwill			8.0	0	11.1
Deposit paid in 2012 related to Vertis acquisition			0	(25.9)	0
Deferred payment for Proteus and Transpak acquisition (see Note 3)			(6.0)	0	0
Purchase price payable on business exchange transaction			0	0	(62.4)
Fair value of assets acquired, net of cash, other acquisitions			0	0	4.6
Acquisition of businesses—net of cash acquired	112.5	236.9	291.9	6.6	5.8
Vertis [Member]
Acquisitions of businesses (see Note 3):
Deposit paid in 2012 related to Vertis acquisition			(25.9)			(25.9)
Proteus Packaging and Transpak Corporation [Member]
Acquisitions of businesses (see Note 3):
Deposit paid in 2012 related to Vertis acquisition	(5.0)						(43.1)	(43.1)
Equipment [Member]
Supplemental Cash Flow Information
Leased equipment purchased through term loan (see Note 16)			$ 12.8	$ 0	$ 0